Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)	12 Months Ended
Dec. 31, 2025
EBP 004
EBP, Schedule of Asset Held for Investment [Line Items]
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
United Fire Group 401(k) Plan
Form 5500, Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year)
EIN 42-0644327
Plan Number 004
December 31, 2025

(In thousands, except share amounts)
Identity of Issuer, Borrower, Lessor, or Similar Party	Description of Investment, including Maturity Date, Rate of Interest, Collateral, Par or Maturity Value	Current Value***
Mutual Funds
Fidelity Investments	Fidelity Adv Eq Growth Z Fund	$7,995
JP Morgan Funds	JP Morgan Mid Cap Growth R6 Fd	5,039
Metropolitan Life Insurance Co	Metropolitan Wt Tl Rtn Bd Plan	4,633
T. Rowe Price Funds	T.R Price Mid-Cap Val I Fd	4,271
MFS Investment Management	MFS Value R6 Fund	3,533
Fidelity Investments	Fidelity Adv Fc Emerg Mrkts Z	2,554
Cohen & Steers	Cohen & Steers Re Est Sec Z Fd	1,606
Fidelity Investments	Fidelity Adv Total Bond Z Fd	1,008
Total Mutual Funds		$30,639

Common Collective Trusts
Principal Global Investors Trust Co*	Prin LifeTime Hyb 2030 CIT X	$22,818
Principal Global Investors Trust Co*	Prin LifeTime HB 2040 CIT X	22,461
Principal Global Investors Trust Co*	Prin LifeTime Hy 2050 CIT X	19,860
Principal Global Investors Trust Co*	Prin LifeTime Hy 2060 CIT X	8,163
GREAT GRAY TRUST COMPANY	Large Cap Growth Fund II R1 Fd	6,346
Principal Global Investors Trust Co*	Prin LifeTime Hyb 2020 CIT X	3,604
GREAT GRAY TRUST COMPANY	International Equity R1 Fund	2,839
Principal Global Investors Trust Co*	Prin LifeTime Hy Inc CIT X	749
Principal Global Investors Trust Co*	Prin LifeTime Hyb 2070 CIT X	325
Total Common Collective Trusts		$87,165

Pooled Separate Accounts
Principal Life Insurance Company*	Prin LgCp S& P 500 Index SA-Z	$21,318
Principal Life Insurance Company*	Prin Intl Equity Index SA-Z	4,161
Principal Life Insurance Company*	Prin MidCap S&P 400 Idx SA-Z	3,467
Principal Life Insurance Company*	Prin High Yield Sep Acct-Z	2,275
Principal Life Insurance Company*	Prin SmCap Value II Sep Acct-Z	1,732
Principal Life Insurance Company*	Prin SmCap S&P 600 Index SA-Z	1,559
Principal Life Insurance Company*	Prin SmCap Growth I Sep Acct-Z	1,149
Total Pooled Separate Accounts		$35,661

United Fire Group, Inc*	United Fire Group Stock Fund	$4,402

Fixed Income
Principal Life Insurance Company*	Principal Fixed Income Guarantee Option**	$6,832

Personal Choice Retirement Accounts
Schwab Funds	Self-Directed Broker Account	$1,692
Total participant-directed investments at fair value		$166,391
Participant Loans*	Maturing 2026 - 2040; Interest rates 4.25% - 9.50%	189
Total assets held for investment purposes		$166,580
*Indicates a party-in-interest to the Plan.
**This investment is presented at Contract Value, which, for purposes of this Schedule H Supplemental Table, equals Fair Value. Refer to Note 6.
***Cost information is not required for Member directed investments, and therefore is not included.